Cover	Jul. 07, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed to correct a scrivener's error in the Form 8-K/A that was originally filed with the SEC on July 13, 2022 ("Original 8-K/A"), which was filed to correct an error in an 8-K that was originally filed on July 12, 2022 (the "Original Form 8-K"). This Form 8-K/A includes appropriate corrections to the Original Form 8-K/A as it should have been filed, as set forth below, including the signature of the chief executive officer of the registrant. No other changes have been made to the Original Form 8-K/A or Original Form 8-K.
Document Period End Date	Jul. 07, 2022
Entity File Number	001-40934
Entity Registrant Name	INDUSTRIAL HUMAN CAPITAL, INC.
Entity Central Index Key	0001855302
Entity Tax Identification Number	86-2127945
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	501 Brickell Key Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	888
Local Phone Number	798-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AXH
Security Exchange Name	NYSE
Warrants [Member]
Title of 12(b) Security	Warrants
Trading Symbol	AXHW
Security Exchange Name	NYSE
Units [Member]
Title of 12(b) Security	Units
Trading Symbol	AXHU
Security Exchange Name	NYSE